Condensed Statements Of Consolidated Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Cash flow hedges - derivative value net loss recognized in net income, tax benefit					$ 17
Cash flow hedges - derivative value net loss recognized in net income, tax benefit	1	1	1	1
Defined benefit pension plans- net tax benefit			$ 11	$ 1